Schedule II-Valuation And Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 6,855	$ 7,157	$ 4,034
Additions charged to costs and expenses	1,421	446	4,174
Deductions	(396)	(748)	(1,051)
Ending balance	7,880	6,855	7,157
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	754	578	1,529
Additions charged to costs and expenses	389	176	100
Deductions	(396)		(1,051)
Ending balance	747	754	578
Valuation Allowance for Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	6,101	6,579	2,505
Additions charged to costs and expenses	1,032	270	4,074
Deductions		(748)
Ending balance	$ 7,133	$ 6,101	$ 6,579